Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2021 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008
StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008
StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008
Hangzhou NetEase Leihuo Technology Co., Ltd. (“HZ Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	2,455,313	1,541,763
Time deposits	10,500	71,000
Restricted cash	1,727,000	2,846,372
Accounts receivable, net	3,718,014	3,924,446
Inventories, net	35,940	83,672
Prepayments and other current assets, net	2,417,936	2,522,572
Short-term investments	614,129	618,000
Amounts due from Group companies	5,878,864	7,581,649
Assets held for sale	52,534	204
Total current assets	16,910,230	19,189,678

Property, equipment and software, net	69,494	61,343
Operating lease right-of-use assets, net	38,359	58,872
Deferred tax assets	60,351	124,738
Restricted cash	—	479
Long-term investments	674,723	862,839
Other long-term assets, net	433,260	385,231
Total non-current assets	1,276,187	1,493,502

Total assets	18,186,417	20,683,180

Accounts payable	676,590	463,601
Salary and welfare payables	130,122	115,707
Taxes payable	87,177	157,137
Short-term loans	—	52,963
Deferred revenue	9,304,037	10,751,917
Accrued liabilities and other payables	2,309,598	2,945,930
Short-term operating lease liabilities	18,003	24,991
Amounts due to Group companies	2,374,914	3,904,328
Liabilities held for sale	546,271	—
Total current liabilities	15,446,712	18,416,574

Long-term operating lease liabilities	19,619	34,077
Other long-term payable	—	257,874
Total non-current liabilities	19,619	291,951

Total liabilities	15,466,331	18,708,525

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues
Third-party revenues	48,778,629	61,470,764	74,406,521
Intra-Group revenues	676,517	720,398	808,648
Total net revenues	49,455,146	62,191,162	75,215,169

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(13,289,888)	(15,430,950)	(17,651,675)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(35,647,527)	(45,835,734)	(56,822,482)
Other intra-Group cost of revenues and operating expenses	(53,448)	(217,463)	(168,850)
Total cost of revenues and operating expenses	(48,990,863)	(61,484,147)	(74,643,007)

Net income	344,134	712,015	624,299

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	37,627,531	51,605,737	61,272,031
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(37,548,162)	(49,435,342)	(59,439,552)
Net cash used in other transactions with intra-Group companies	(328,756)	(498,938)	(283,621)
Net cash (used in)/provided by operating activities	(249,387)	1,671,457	1,548,858

Cash flows from investing activities:
Net cash used in transactions with third-parties	(495,160)	(263,766)	(39,430)
Net cash used in investing activities	(495,160)	(263,766)	(39,430)

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group companies	26,520	273,889	(622,809)
Net cash used in transactions with third-parties	—	—	(678,287)
Net cash provided by/(used in) financing activities	26,520	273,889	(1,301,096)